TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

	As at December 31,
	2023	2022
Current
Trade receivables, net	19,012	9,838
Accrued revenue	116	575
Prepayments	1,802	954
Other receivables	851	353
Deposits	157	263
Deferred compensation cost	—	239
	21,938	12,222

	As at December 31,
	2023	2022
Trade receivables, gross	20,769	10,715
Credit loss allowance	(1,757)	(877)
	19,012	9,838